Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 3,979	$ 500
Restricted cash current portion	143	147
Inventories (Note 4)	583	904
Trade receivables	455	1,203
Prepayments and other assets	725	618
Total current assets	5,885	3,372
FIXED ASSETS, NET:
Advances for vessel acquisition (Note 5)		13,728
Vessels, net (Note 6)	130,501	103,717
Total fixed assets, net	130,501	117,445
OTHER NON CURRENT ASSETS:
Restricted cash, net of current portion	4,500	1,000
Deferred charges, net (Note 7)	836	122
Total other non current assets	5,336	1,122
Total assets	141,722	121,939
CURRENT LIABILITIES:
Current portion of long-term debt (Note 8)	7,095	5,529
Accounts payable	1,103	571
Due to related parties (Note 3)	121	131
Hire collected in advance	2,129	479
Accrued and other liabilities	752	337
Total current liabilities	11,200	7,047
NON-CURRENT LIABILITIES:
Promissory note (Note 3)	2,500
Long-term debt, net of current portion (Note 8)	73,456	60,991
Total non-current liabilities	$ 75,956	$ 60,991
COMMITMENTS AND CONTINGENCIES (Note 12)
STOCKHOLDERS’ EQUITY:
Preferred stock ($0.001 par value, 50,000,000 shares authorized, none issued) (Note 9)
Common stock ($0.001 par value, 450,000,000 shares authorized, none and 18,244,671 shares issued and outstanding at December 31, 2014 and 2015, respectively) (Note 9)	$ 18
Additional paid-in capital (Note 9)	70,123	$ 72,981
Accumulated deficit	(15,575)	(19,080)
Total stockholders’ equity	54,566	53,901
Total liabilities and stockholders’ equity	$ 141,722	$ 121,939